UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS INTERNATIONAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2017

QS INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 1.6%
Bridgestone Corp.	900	$41,856	(a)
Sumitomo Rubber Industries Ltd.	1,700	31,585	(a)

Total Auto Components		73,441

Automobiles - 1.5%
Guangzhou Automobile Group Co., Ltd., Class H Shares	17,700	41,808	(a)
Subaru Corp.	900	28,495	(a)

Total Automobiles		70,303

Hotels, Restaurants & Leisure - 0.7%
William Hill PLC	7,514	32,616	(a)

Household Durables - 1.0%
Sekisui House Ltd.	1,200	21,654	(a)
Taylor Wimpey PLC	8,500	23,678	(a)

Total Household Durables		45,332

Media - 1.4%
Eutelsat Communications SA	900	20,780	(a)
RTL Group SA	268	21,423	(a)
SES SA, FDR	1,557	24,263	(a)

Total Media		66,466

Specialty Retail - 0.7%
Yamada Denki Co., Ltd.	5,600	30,817	(a)

Textiles, Apparel & Luxury Goods - 1.5%
Li & Fung Ltd.	50,000	27,414	(a)
Yue Yuen Industrial Holdings Ltd.	10,506	41,225	(a)

Total Textiles, Apparel & Luxury Goods		68,639

TOTAL CONSUMER DISCRETIONARY		387,614

CONSUMER STAPLES - 11.9%
Food & Staples Retailing - 5.4%
FamilyMart UNY Holdings Co., Ltd.	660	46,221	(a)
George Weston Ltd.	400	34,737
Kesko OYJ, Class B Shares	860	46,690	(a)
Koninklijke Ahold Delhaize NV	514	11,281	(a)
Lawson Inc.	500	33,209	(a)
Wal-Mart de Mexico SAB de CV	13,100	32,126
William Morrison Supermarkets PLC	14,946	44,357	(a)

Total Food & Staples Retailing		248,621

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Food Products - 2.8%
Nestle SA, Registered Shares	579	$49,755	(a)
Tate & Lyle PLC	3,221	30,555	(a)
Uni-President Enterprises Corp.	23,000	50,980	(a)

Total Food Products		131,290

Household Products - 0.6%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	14,776	26,016

Tobaco - 3.1%
British American Tobacco PLC	725	48,931	(a)
Imperial Brands PLC	1,094	46,752	(a)
KT&G Corp.	443	47,803	(a)

Total Tobacco		143,486

TOTAL CONSUMER STAPLES		549,413

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Caltex Australia Ltd.	1,744	46,255	(a)
China Petroleum & Chemical Corp., Class H Shares	62,000	45,428	(a)
JXTG Holdings Inc.	8,800	56,859	(a)

TOTAL ENERGY		148,542

FINANCIALS - 23.4%
Banks - 12.3%
Aozora Bank Ltd.	1,100	42,822	(a)
Bank Hapoalim B.M.	5,787	42,537	(a)
Bank of China Ltd., Class H Shares	59,000	28,952	(a)
Bankinter SA	2,927	27,705	(a)
Canadian Imperial Bank of Commerce	500	48,743
China Construction Bank Corp., Class H Shares	40,109	36,893	(a)
China Minsheng Banking Corp., Ltd., Class H Shares	34,577	34,581	(a)
Danske Bank A/S	1,161	45,135	(a)
DNB ASA	1,500	27,735	(a)
E.Sun Financial Holding Co., Ltd.	54,000	34,275	(a)
National Bank of Canada	984	49,098
Royal Bank of Canada	500	40,831
Skandinaviska Enskilda Banken AB, Class A Shares	2,200	25,773	(a)
Swedbank AB, Class A Shares	1,357	32,669	(a)
Toronto-Dominion Bank	880	51,561

Total Banks		569,310

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 1.5%
CI Financial Corp.	1,600	$37,893
Thomson Reuters Corp.	697	30,382

Total Capital Markets		68,275

Insurance - 9.6%
Admiral Group PLC	1,564	42,176	(a)
DB Insurance Co., Ltd.	350	23,270	(a)
Direct Line Insurance Group PLC	9,234	47,587	(a)
Hannover Rueck SE	386	48,434	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	212	45,960	(a)
Power Financial Corp.	1,000	27,478
SCOR SE	634	25,509	(a)
Swiss Re AG	451	42,217	(a)
Talanx AG	1,218	49,682	(a)
Tryg A/S	2,260	56,340	(a)
Zurich Insurance Group AG	105	31,933	(a)

Total Insurance		440,586

TOTAL FINANCIALS		1,078,171

HEALTH CARE - 6.4%
Health Care Providers & Services - 0.8%
Miraca Holdings Inc.	900	38,548	(a)

Pharmaceuticals - 5.6%
AstraZeneca PLC	386	26,489	(a)
GlaxoSmithKline PLC	1,628	28,796	(a)
Mitsubishi Tanabe Pharma Corp.	1,100	22,674	(a)
Novartis AG, Registered Shares	426	36,015	(a)
Novo Nordisk A/S, Class B Shares	492	26,443	(a)
Otsuka Holdings Co., Ltd.	560	24,524	(a)
Roche Holding AG	136	34,400	(a)
Sanofi	268	23,076	(a)
Teva Pharmaceutical Industries Ltd., ADR	698	13,227
Tsumura & Co.	600	19,948	(a)

Total Pharmaceuticals		255,592

TOTAL HEALTH CARE		294,140

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
INDUSTRIALS - 12.4%
Air Freight & Logistics - 1.2%
Royal Mail PLC	8,882	$54,275	(a)

Construction & Engineering - 3.1%
China Railway Group Ltd., Class H Shares	60,000	44,384	(a)
Obayashi Corp.	4,100	49,580	(a)
Taisei Corp.	1,000	49,740	(a)

Total Construction & Engineering		143,704

Industrial Conglomerates - 2.2%
Jardine Matheson Holdings Ltd.	700	42,501	(a)
Jardine Strategic Holdings Ltd.	800	31,666	(a)
Siemens AG, Registered Shares	182	25,252	(a)

Total Industrial Conglomerates		99,419

Machinery - 0.9%
MAN SE	341	39,047	(a)

Road & Rail - 0.6%
ComfortDelGro Corp., Ltd.	19,100	28,245	(a)

Trading Companies & Distributors - 3.2%
Marubeni Corp.	5,800	42,115	(a)
Mitsui & Co., Ltd.	3,100	50,346	(a)
Sumitomo Corp.	3,300	55,936	(a)

Total Trading Companies & Distributors		148,397

Transportation Infrastructure - 1.2%
Beijing Capital International Airport Co., Ltd., Class H Shares	20,000	30,084	(a)
Hutchison Port Holdings Trust, Class U Shares	62,000	25,725	(a)

Total Transportation Infrastructure		55,809

TOTAL INDUSTRIALS		568,896

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 0.9%
VTech Holdings Ltd.	3,300	43,247	(a)

Electronic Equipment, Instruments & Components - 1.0%
AU Optronics Corp.	106,000	44,089	(a)

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Semiconductor Engineering Inc., ADR	5,455	35,348
Siliconware Precision Industries Co., Ltd., ADR	5,006	42,101

Total Semiconductors & Semiconductor Equipment		77,449

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 2.9%
Compal Electronics Inc.	63,000	$45,011	(a)
Lite-On Technology Corp.	31,000	42,334	(a)
Neopost SA	810	23,254	(a)
Pegatron Corp.	10,000	24,168	(a)

Total Technology Hardware, Storage & Peripherals		134,767

TOTAL INFORMATION TECHNOLOGY		299,552

MATERIALS - 4.3%
Chemicals - 3.4%
Agrium Inc.	400	46,008
Formosa Chemicals & Fibre Corp.	12,000	41,506	(a)
Formosa Plastics Corp.	11,000	36,444	(a)
Givaudan SA, Registered Shares	14	32,293	(a)

Total Chemicals		156,251

Containers & Packaging - 0.9%
DS Smith PLC	5,700	39,643	(a)

TOTAL MATERIALS		195,894

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Link REIT	6,192	57,379	(a)

Real Estate Management & Development - 3.8%
China Vanke Co., Ltd., Class H Shares	15,100	60,129	(a)
Daito Trust Construction Co., Ltd.	200	40,740	(a)
Hysan Development Co., Ltd.	6,000	31,846	(a)
Wharf Holdings Ltd.	4,000	13,832	(a)
Wharf Real Estate Investment Co., Ltd.	4,000	26,623	*

Total Real Estate Management & Development		173,170

TOTAL REAL ESTATE		230,549

TELECOMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 7.9%
BCE Inc.	706	33,913
Bezeq Israeli Telecommunication Corp., Ltd.	21,127	31,937	(a)
Elisa OYJ	850	33,323	(a)
HKT Trust and HKT Ltd.	32,000	40,807	(a)
LG Uplus Corp.	3,368	44,040	(a)
Nippon Telegraph & Telephone Corp.	1,000	47,056	(a)
PCCW Ltd.	70,991	41,224	(a)
Swisscom AG, Registered Shares	72	38,272	(a)
Telefonica Deutschland Holding AG	5,485	27,544	(a)
Telstra Corp., Ltd.	8,285	23,453	(a)

Total Diversified Telecommunication Services		361,569

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
Wireless Telecommunication Services - 0.9%
NTT DoCoMo Inc.		1,800	$42,519	(a)

TOTAL TELECOMMUNICATION SERVICES			404,088

UTILITIES - 8.3%
Electric Utilities - 3.8%
CK Infrastructure Holdings Ltd.		4,557	39,120	(a)
CLP Holdings Ltd.		4,433	45,364	(a)
Korea Electric Power Corp.		957	34,103	*(a)
Red Electrica Corporacion SA		1,019	22,849	(a)
SSE PLC		1,833	32,655	(a)

Total Electric Utilities			174,091

Gas Utilities - 0.7%
Osaka Gas Co., Ltd.		1,800	34,643	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Huaneng Power International Inc., Class H Shares		34,000	21,313	(a)

Multi-Utilities - 2.5%
ATCO Ltd., Class I Shares		800	28,640
Canadian Utilities Ltd., Class A Shares		1,000	29,761
Centrica PLC		12,277	22,731	(a)
National Grid PLC		2,958	34,748	(a)

Total Multi-Utilities			115,880

Water Utilities - 0.8%
Severn Trent PLC		1,216	35,480	(a)

TOTAL UTILITIES			381,407

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,045,643)			4,538,266

	RATE
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $44,629)	1.219%	44,629	44,629

TOTAL INVESTMENTS - 99.6% (Cost - $4,090,272)			4,582,895
Other Assets in Excess of Liabilities - 0.4%			18,218

TOTAL NET ASSETS - 100.0%			$4,601,113

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$387,614	—	$387,614
Consumer Staples	$92,879	456,534	—	549,413
Energy	—	148,542	—	148,542
Financials	285,986	792,185	—	1,078,171
Health Care	13,227	280,913	—	294,140
Industrials	—	568,896	—	568,896
Information Technology	77,449	222,103	—	299,552
Materials	46,008	149,886	—	195,894
Real Estate	26,623	203,926	—	230,549
Telecommunication Services	33,913	370,175	—	404,088
Utilities	58,401	323,006	—	381,407

Total Long-Term Investments	$634,486	$3,903,780	—	$4,538,266

Short-Term Investments†	44,629	—	—	44,629

Total Investments	$679,115	$3,903,780	—	$4,582,895

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, securities valued at $3,903,780 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 23, 2018